Post-retirement benefits - Summary of main assumptions rate for valuations of plans (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Assumption for the consumer price index	2.00%	2.20%